SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Schedule of Supplementary Balance Sheets Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Statement Information: [Abstract]
Institutions	$ 174	$ 122
Prepaid expenses	246	346
Other	18	3
Account receivable - other	438	471
Accrued expenses	709	558
Payroll and related institutions	581	451
Bonus accrual	1,661	1,140
Other	33	20
Accounts payable and accruals - other	$ 2,984	$ 2,169